INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
INVESTMENT SECURITIES
4.	INVESTMENT SECURITIES
On May 30, 2019, Melco executed a definitive purchase agreement, as amended on August 28, 2019 (collectively, the “Share Sale Agreement”) pursuant to which Melco agreed to, through its subsidiary, acquire and an independent third party, CPH Crown Holdings Pty Limited (“CPH”), agreed to sell, an aggregate of 135,350,000 shares of Crown Resorts Limited (“Crown”), an Australian-listed corporation, representing approximately 19.99% of the issued shares of Crown, in two equal tranches at Australian dollars (“AUD”) 13.00 per share. On June 6, 2019, the Company completed the acquisition of the first tranche of approximately 9.99% issued shares of Crown and recognized non-current
investment securities of

AUD880,639,927 (equivalent to
$618,455
)
(including transaction costs).
As of December 31, 2019, the investment securities represented investments in marketable equity securities, which comprised investments in mutual funds that mainly invest in bonds and fixed interest securities of $49,369 and investments in 9.99% issued shares of

Crown

of

AUD812,776,750 (equivalent to
$568,936
)
.
On February 6, 2020, the Company agreed with CPH to terminate the obligation to purchase the second tranche of approximately 9.99% issued shares of Crown as contemplated under the Share Sale Agreement at no consideration.
On April 29, 2020, the Company disposed of the first tranche of approximately 9.99% issued shares of Crown at AUD8.15 per share to an independent third party. The aggregate consideration was AUD551,551,250 (equivalent to $359,060). Upon completion of this disposal, the Company ceased to be a shareholder of Crown.
During the year ended December 31, 2020, the Company disposed of all of its investments in mutual funds that were mainly invested in bonds and fixed interest securities.
The components of (losses) gains on marketable equity securities were as follows

	Year Ended December 31,
	2020	2019	2018
Net losses recognized on market equity securities	$(165,440)	$(41,737)	$(111)
Less: Net losses (gains) recognized on marketable equity securities sold during the year	165,440	(3,085)	1,345

Unrealized (losses) gains recognized on marketable equity securities still held at the reporting date	$—	$(44,822)	$1,234